Borrowings - Information about Borrowings (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings - beginning of the period	R$ 4,521,503	R$ 189,427
Addition	6,198,654	8,883,160	R$ 300,000
Payment of principal	(8,504,049)	(4,785,598)
Interest	220,738	234,514
Borrowings - ending of the period	2,436,846	R$ 4,521,503	R$ 189,427
SWAP
Disclosure of detailed information about borrowings [line items]
Purchase of financial instruments, classified as investing activities	R$ (85,882)